Deferred income	12 Months Ended
Dec. 31, 2025
Deferred income.
Deferred income

14. Deferred income

Deferred income comprises the following as of December 31:

	2025	2024
	US$'000	US$'000
Carbon dioxide emissions allowances	17,581	4,271
Government grants	8,813	3,743
Total	26,394	8,014

The deferred income related to CO2 emission allowances is recognized as “Other operating income” on a systematic basis on the proportion of the carbon dioxide emitted over total carbon dioxide expected to be emitted for the compliance period on the consolidated income statements (see Note 27.3).